Supplemental Guarantor Information - Consolidated Statement of Income Statements (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Sep. 30, 2018 MXN ($)
Condensed Income Statements, Captions [Line Items]
Total revenues	$ 7,218	$ 142,504	$ 130,577
Cost of goods sold	3,952	78,030	70,427
Gross profit	3,266	64,474	60,150
Administrative expenses	328	6,485	5,942
Selling expenses	1,923	37,944	36,283
Other expenses (income), net		969	837
Interest expense, net		4,328	4,759
Foreign exchange loss (gain), net	8	166	(52)
Other financing expense (income), net		72	129
Income taxes	200	3,953	3,773
Share of the profit (loss) of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	(5)	(95)	(161)
Net income from continuing operations	530	10,462	8,318
Net income after tax from discontinued operations			576
Consolidated Net income	530	10,462	8,894
Net income attributable to holders of the parent		10,095
Net income attributable to non-controlling interest		367
Equity holders of the parent- continuing	511	10,095	7,877
Equity holders of the parent- discontinued			324
Non-controlling interest- continuing	19	367	441
Non-controlling interest discountinued			252
Consolidated net income	$ 530	10,462	8,894
Coca-Cola FEMSA [member]
Condensed Income Statements, Captions [Line Items]
Total revenues		1	1
Cost of goods sold		18	18
Gross profit		(17)	(17)
Administrative expenses		612	109
Other expenses (income), net		1	1
Interest expense, net		3,476	3,157
Foreign exchange loss (gain), net		(553)	(461)
Income taxes		(653)	(446)
Share of the profit (loss) of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		12,995	10,578
Net income from continuing operations			8,201
Consolidated Net income		10,095	8,201
Net income attributable to holders of the parent		10,095
Equity holders of the parent- continuing			8,201
Consolidated net income		10,095	8,201
Wholly-Owned guarantors subsidiaries [member]
Condensed Income Statements, Captions [Line Items]
Total revenues		73,131	77,484
Cost of goods sold		41,731	49,272
Gross profit		31,400	28,212
Administrative expenses		2,600	4,105
Selling expenses		17,553	16,605
Other expenses (income), net		351	24
Interest expense, net		2,858	2,629
Foreign exchange loss (gain), net		34	148
Income taxes		2,089	1,085
Share of the profit (loss) of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		9,899	7,258
Net income from continuing operations			10,874
Consolidated Net income		15,814	10,874
Net income attributable to holders of the parent		15,814
Equity holders of the parent- continuing			10,874
Consolidated net income		15,814	10,874
Combined non-guarantor subsidiaries [member]
Condensed Income Statements, Captions [Line Items]
Total revenues		113,751	106,155
Cost of goods sold		74,017	66,375
Gross profit		39,734	39,780
Administrative expenses		5,730	5,391
Selling expenses		24,577	23,841
Other expenses (income), net		617	812
Interest expense, net		(2,006)	(1,028)
Foreign exchange loss (gain), net		685	261
Other financing expense (income), net		72	129
Income taxes		2,517	3,134
Share of the profit (loss) of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		63	48
Net income from continuing operations			7,288
Net income after tax from discontinued operations		576
Consolidated Net income		7,605	7,864
Net income attributable to holders of the parent		7,238
Net income attributable to non-controlling interest		367
Equity holders of the parent- continuing			6,847
Equity holders of the parent- discontinued			324
Non-controlling interest- continuing			441
Non-controlling interest discountinued			252
Consolidated net income		7,605	7,864
Eliminations [member]
Condensed Income Statements, Captions [Line Items]
Total revenues		(44,379)	(53,063)
Cost of goods sold		(37,736)	(45,238)
Gross profit		(6,643)	(7,825)
Administrative expenses		(2,457)	(3,663)
Selling expenses		(4,186)	(4,163)
Interest expense, net			1
Share of the profit (loss) of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		(23,052)	(18,045)
Net income from continuing operations			(18,045)
Consolidated Net income		(23,052)	(18,045)
Net income attributable to holders of the parent		(23,052)
Equity holders of the parent- continuing			(18,045)
Consolidated net income		$ (23,052)	$ (18,045)